Summary of Significant Accounting Principles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Dilutive Common Stock Equivalents	The Company had the following dilutive common stock equivalents as of June 30, 2023 and 2022 which were excluded from the calculation because their effect was anti-dilutive:
	June 30, 2023	June 30, 2022
Outstanding restricted stock units	931,562	1,117,530
Outstanding stock options	969,344	727,394
Outstanding warrants	20,096,000	121,000
Total	21,996,906	1,965,924
The Company had the following dilutive common stock equivalents as of December 31, 2022 and 2021 which were excluded from the calculation because their effect was anti-dilutive.
	December 31, 2022	December 31, 2021
Outstanding restricted stock units	1,318,530	—
Outstanding stock options	898,844	727,394
Outstanding warrants	96,000	25,000
Common shares convertible from notes payable	—	2,079,510
Common shares convertible from preferred stock	—	1,520,996
Total	2,313,374	4,352,900